OTHER ASSETS AND OTHER LIABILITIES, Cash Flow Hedges are Expected to Occur and Affect Statement of Income, Net of Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	$ 1,016,428	$ 2,028,646
Cash outflows (liabilities)	(994,807)	(2,124,872)
Consolidated statement of income	(284)	(41,113)
Up to 1 year [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	191,962	1,268,082
Cash outflows (liabilities)	(209,707)	(1,347,995)
Consolidated statement of income	(461)	(4,939)
From 1 to 3 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	327,914	229,366
Cash outflows (liabilities)	(338,518)	(274,482)
Consolidated statement of income	(20)	(5,314)
From 3 to 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	496,552	275,235
Cash outflows (liabilities)	(446,582)	(265,536)
Consolidated statement of income	197	(4,969)
More than 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	0	255,963
Cash outflows (liabilities)	0	(236,859)
Consolidated statement of income	$ 0	$ (25,891)